Contingent Liabilities And Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Contingent Liabilities and Commitments

	Group
	2018(1) £m	2017 £m
Guarantees given to third parties	1,610	1,557
Formal standby facilities, credit lines and other commitments with original term to maturity of:
– One year or less	8,550	10,664
– Later than one year	31,561	31,278

	41,721	43,499

(1)	For segmental and credit risk staging analysis relating to off-balance sheet exposures, see the IFRS 9 credit quality table in the ‘Santander UK group level – credit risk review’ section.

Operating Lease Commitments

Operating lease commitments

	Group
Rental commitments under non-cancellable operating leases	2018 £m	2017 £m
Not later than one year	72	73
Later than one year and not later than five years	114	160
Later than five years	60	70

	246	303